Dividends (Tables)	6 Months Ended
Jun. 30, 2024
Dividends [Abstract]
Summary of Dividends on Ordinary Capital
The following amounts will be paid in respect of this quarterly interim dividend on the relevant payment date:

Per Unilever PLC ordinary share (traded on the London Stock Exchange):	£0.3696
Per Unilever PLC ordinary share (traded on Euronext in Amsterdam):	€0.4396
Per Unilever PLC American Depositary Receipt:	US$0.4773

Summary of Quarterly Dividend Calendar
The quarterly dividend calendar for the remainder of 2024 will be as follows:

	Announcement Date	Ex-Dividend Date	Record Date	Payment Date
Q2 2024 Dividend	25 July 2024	08 August 2024	09 August 2024	06 September 2024
Q3 2024 Dividend	24 October 2024	07 November 2024	08 November 2024	06 December 2024